Goodwill and impairment - Reconciliations of Impairment of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Goodwill	$ 0	$ 603
Development assets	0	1,084
Impairment of assets	0	105,172	$ 167
Non-Recourse SPVs
Disclosure of impairment loss and reversal of impairment loss [abstract]
Mining hardware	0	64,824
Mining hardware prepayments	0	1,660
Mining Hardware
Disclosure of impairment loss and reversal of impairment loss [abstract]
Mining hardware	0	25,700
Mining hardware prepayments	$ 0	11,301
Impairment of assets		$ 12,961